Basis of Presentation of the Consolidated Financial Statements - Investments in Associates (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of voting power considered to be significant influence	20.00%
GNL Chile S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Indirect	33.33%	33.33%
Total	33.33%	33.33%
Energa Marina S.P.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Indirect	25.00%	25.00%
Total	25.00%	25.00%
Enel X Way Chile S.P.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Direct		49.00%
Total	49.00%	49.00%